Accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Accounting Policies [Abstract]
Schedule of estimated effect of a 1% change in the euro against the corresponding currency
The estimated effect on the consolidated equity attributable to Grupo Santander and on consolidated profit and loss account of a 1% appreciation of the euro against the corresponding currency is as follows:

EUR million
	Effect on consolidated equity			Effect on consolidated profit
Currency	2022	2021	2020	2022	2021	2020
US dollar	(146.0)	(133.3)	(123.6)	(4.4)	(8.6)	(4.1)
Chilean peso	(14.8)	(11.4)	(20.4)	(2.0)	(2.4)	(4.4)
Pound sterling	(94.7)	(105.9)	(107.9)	(1.5)	(2.3)	(1.2)
Mexican peso	(27.7)	(23.1)	(21.7)	(2.0)	(0.9)	(2.0)
Brazilian real	(100.1)	(80.8)	(75.0)	(5.9)	(15.4)	(12.6)
Polish zloty	(19.8)	(27.5)	(26.7)	(1.3)	(1.1)	(2.2)
Argentine peso	(17.1)	(10.7)	(7.9)	(2.1)	(2.5)	(1.8)
Similarly, the estimated effect on the Group’s consolidated equity and on consolidated profit and loss account of a 1% depreciation of the euro against the corresponding currency is as follows:

EUR million
	Effect on consolidated equity			Effect on consolidated profit
Currency	2022	2021	2020	2022	2021	2020
US dollar	148.9	136.0	126.1	4.5	8.8	4.2
Chilean peso	15.1	11.6	20.8	2.1	2.4	4.5
Pound sterling	96.7	108.0	110.1	1.5	2.3	1.2
Mexican peso	28.2	23.6	22.1	2.0	0.9	2.0
Brazilian real	102.1	82.4	76.5	6.0	15.7	12.8
Polish zloty	20.2	28.0	27.2	1.4	1.1	2.2
Argentine peso	17.4	11.0	8.0	2.2	2.6	1.8

Schedule of fair values of financial assets and liabilities	The following table summarises the fair values, at the end of each of the years indicated, of the financial assets and liabilities listed below, classified according to the different valuation methodologies used by the Group to determine their fair value:

EUR million
	2022			2021			2020
	Published price quotations in active markets (level 1)	Internal Models (level 2 and 3)	Total	Published price quotations in active markets (level 1)	Internal Models (level 2 and 3)	Total	Published price quotations in active markets (level 1)	Internal Models (level 2 and 3)	Total
Financial assets held for trading	45,014	111,104	156,118	39,678	77,275	116,953	46,379	68,566	114,945
Non-trading financial assets mandatorily at fair value through profit or loss	1,800	3,913	5,713	2,398	3,138	5,536	1,756	2,730	4,486
Financial assets designated at fair value through profit or loss	1,976	7,013	8,989	2,113	13,844	15,957	2,509	46,208	48,717
Financial assets at fair value through other comprehensive income	64,216	21,023	85,239	77,749	30,289	108,038	91,771	29,182	120,953
Hedging derivatives (assets)	—	8,069	8,069	—	4,761	4,761	—	8,325	8,325
Financial liabilities held for trading	16,237	98,948	115,185	10,379	69,090	79,469	9,863	71,304	81,167
Financial liabilities designated at fair value through profit or loss	212	55,735	55,947	3,620	29,113	32,733	2,118	45,920	48,038
Hedging derivatives (liabilities)	—	9,228	9,228	—	5,463	5,463	—	6,869	6,869
Liabilities under insurance or reinsurance contracts	—	747	747	—	770	770	—	910	910

Schedule of financial instruments at fair value whose measurement was based on internal models (Levels 2 and 3)
Set forth below are the financial instruments at fair value whose measurement was based on internal models (levels 2 and 3) at 31 December 2022, 2021 and 2020:

EUR million
	Fair values calculated using internal models at
	2022A
	Level 2	Level 3	Valuation techniques	Main assumptions
ASSETS	142,832	8,290
Financial assets held for trading	110,721	383
Central banksB	11,595	—	Present value method	Yield curves, FX market prices
Credit institutionsB	16,502	—	Present value method	Yield curves, FX market prices
CustomersB	9,550	—	Present value method	Yield curves, FX market prices
Debt and equity instruments	6,537	43	Present value method	Yield curves, FX market prices
Derivatives	66,537	340
Swaps	54,367	139	Present value method, Gaussian Copula	Yield curves, FX market prices, HPI, Basis, Liquidity
Exchange rate options	916	4	Black-Scholes Model	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate options	2,681	39	Black's Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate futures	113	—	Present value method	Yield curves, FX market prices
Index and securities options	354	48	Black's Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Liquidity
Other	8,106	110	Present value method, Advanced stochastic volatility models and other	Yield curves, Volatility surfaces, FX and EQ market prices, Dividends, Correlation, HPI, Credit, Others
Hedging derivatives	8,069	—
Swaps	6,687	—	Present value method	Yield curves, FX market prices, Basis
Interest rate options	2	—	Black's Model	Yield curves, FX market prices, Volatility surfaces
Other	1,380	—	Present value method, Advanced stochastic volatility models and other	Yield curves, Volatility surfaces, FX market prices, Credit, Liquidity, Others
Non-trading financial assets mandatorily at fair value through profit or loss	2,080	1,833
Equity instruments	643	1,269	Present value method	Market price, Interest rates curves, Dividends and Others
Debt securities	809	325	Present value method	Yield curves
Loans and receivables	628	239	Present value method, swap asset model & CDS	Yield curves and Credit curves
Financial assets designated at fair value through profit or loss	6,586	427
Credit institutions	673	—	Present value method	Yield curves, FX market prices
CustomersC	5,769	5	Present value method	Yield curves, FX market prices, HPI
Debt securities	144	422	Present value method	Yield curves, FX market prices
Financial assets at fair value through other comprehensive income	15,376	5,647
Equity instruments	9	700	Present value method	Market price, Yield curves, Dividends and Others
Debt securities	11,869	229	Present value method	Yield curves, FX market prices
Loans and receivables	3,498	4,718	Present value method	Yield curves, FX market prices and Credit curves

EUR million
	Fair values calculated using internal models at
	2022A
	Level 2	Level 3	Valuation techniques	Main assumptions
LIABILITIES	163,733	925
Financial liabilities held for trading	98,533	415
Central banksB	5,759	—	Present value method	FX market prices, Yield curves
Credit institutionsB	9,796	—	Present value method	FX market prices, Yield curves
Customers	12,226	—	Present value method	FX market prices, Yield curves
Derivatives	64,147	415
Swaps	51,191	235	Present value method, Gaussian Copula	Yield curves, FX market prices, Basis, Liquidity, HPI
Interest rate options	3,268	19	Black's Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX market prices, Liquidity
Exchange rate options	769	—	Black-Scholes Model	Yield curves, Volatility surfaces, FX market prices, Liquidity
Index and securities options	591	42	Black's Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Liquidity
Futures on interest rate and variable income	807	—	Present value method	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Correlation, Liquidity, HPI
Other	7,521	119	Present value method, Advanced stochastic volatility models	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Correlation, Liquidity, HPI, Credit, Others
Short positions	6,605	—	Present value method	Yield curves ,FX & EQ market prices, Equity
Hedging derivatives	9,214	14
Swaps	8,142	14	Present value method	Yield curves ,FX & EQ market prices, Basis
Other	1,072	—	Present value method, Advanced stochastic volatility models and other	Yield curves , Volatility surfaces, FX market prices, Credit, Liquidity, Other
Financial liabilities designated at fair value through profit or lossD	55,239	496	Present value method	Yield curves, FX market prices
Liabilities under insurance contracts	747	—	Present Value Method with actuarial techniques	Mortality tables and interest rate curves
A.Level 2 internal models use data based on observable market parameters, while level 3 internal models use significant non-observable inputs in market data.
B.Includes mainly short-term loans/deposits and repurchase/reverse repurchase agreements with corporate customers (mainly brokerage and investment companies).
C.Includes, mainly, structured loans to corporate clients.
D.Includes, mainly, short-term deposits that are managed based on their fair value..

EUR million
	Fair values calculated using internal models at		Fair values calculated using internal models at
	2021A		2020A
	Level 2	Level 3	Level 2	Level 3	Valuation techniques
ASSETS	121,640	7,667	146,468	8,543
Financial assets held for trading	76,738	537	67,826	740
Central banksB	3,608	—	—	—	Present value method
Credit institutionsB	10,397	—	3	—	Present Value method
CustomersB	6,829	—	296	—	Present Value method
Debt and equity instruments	2,312	24	1,453	10	Present Value method
Derivatives	53,592	513	66,074	730
Swaps	43,700	224	54,488	272	Present Value method, Gaussian Copula
Exchange rate options	539	12	696	22	Black-Scholes Model
Interest rate options	2,112	182	3,129	241	Black's Model, advanced multifactor interest rate models
Interest rate futures	409	—	1,069	—	Present Value method
Index and securities options	439	41	554	94	Black's Model, advanced multifactor interest rate models
Other	6,393	54	6,138	101	Present Value method, Advanced stochastic volatility models and other
Hedging derivatives	4,761	—	8,325	—
Swaps	4,204	—	6,998	—	Present Value method
Interest rate options	9	—	25	—	Black’s Model
Other	548	—	1,302	—	Present Value method, Advanced stochastic volatility models and other
Non-trading financial assets mandatorily at fair value through profit or loss	1,273	1,865	1,796	934
Equity instruments	415	1,231	984	505	Present Value method
Debt securities issued	589	366	555	134	Present Value method
Loans and receivables	269	268	257	295	Present Value method, swap asset model & CDS
Financial assets designated at fair value through profit or loss	13,426	418	45,559	649
Central banks	—	—	9,481	—	Present Value method
Credit institutions	3,152	—	11,973	163	Present Value method
CustomersC	10,270	18	24,102	19	Present Value method
Debt securities	4	400	3	467	Present Value method
Equity instruments	—	—	—	—	Present Value method
Financial assets at fair value through other comprehensive income	25,442	4,847	22,962	6,220
Equity instruments	74	821	75	1,223	Present Value method
Debt securities	21,585	146	18,410	206	Present Value method
Loans and receivables	3,783	3,880	4,477	4,791	Present Value method

EUR million
	Fair values calculated using internal models at		Fair values calculated using internal models at
	2021A		2020A
	Level 2	Level 3	Level 2	Level 3	Valuation techniques
LIABILITIES	103,807	629	124,098	905
Financial liabilities held for trading	68,930	160	71,009	295
Central banksB	1,038	—	0	0	Present Value method
Credit institutionsB	6,488	—	0	0	Present Value method
Customers	6,141	—	0	0	Present Value method
Derivatives	53,234	160	63,920	295
Swaps	42,438	44	51,584	81	Present Value method, Gaussian Copula
Interest rate options	2,720	26	4,226	49	Black's Model, advanced multifactor interest rate models
Exchange rate options	658	7	724	1	Black-Scholes Model
Index and securities options	446	67	456	97	Black's Model, advanced multifactor interest rate models
Interest rate and equity futures	184	—	1,054	2	Present Value method
Other	6,788	16	5,876	65	Present Value method, Advanced stochastic volatility models and other
Short positions	2,029	—	7,089	—	Present Value method
Hedging derivatives	5,463	—	6,869	—
Swaps	4,149	—	5,821	0	Present Value method
Interest rate options	—	—	13	—	Black’s Model
Other	1,314	—	1,035	—	Present Value method, Advanced stochastic volatility models and other
Financial liabilities designated at fair value through profit or lossD	28,644	469	45,310	610	Present Value method
Liabilities under insurance contracts	770	—	910	—	Present Value method with actuarial techniques
A.Level 2 internal models use data based on observable market parameters, while level 3 internal models use significant non-observable inputs in market data.
B.Includes mainly short-term loans/deposits and repurchase/reverse repurchase with corporate customers (mainly brokerage and investment companies).
C.Includes, mainly, structured loans to corporate clients.
D.Includes, mainly, short-term deposits that are managed based on their fair value.

Schedule of effect on fair value of financial instruments classified as Level 3 of a reasonable change in the assumptions used in the valuation	This effect was determined by applying the probable valuation ranges of the main unobservable inputs detailed in the following table:

2022
Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range		Weighted average	Impacts (EUR million)
(Level 3)						Unfavourable scenario	Favourable scenario
Financial assets held for trading
Debt securities
Corporate debt	Discounted Cash Flows	Credit spread	0%-20%		10.07%	(1.38)	1.40
Corporate debt	Price based	Market price	85%-115%		100.00%	—	—
Government debt	Discounted Cash Flows	Discount curve	0%-10%		4.92%	(8.34)	8.07
Derivatives
CCS	Discounted Cash Flows	Interest rate	(0.7)% - 0.7%		0.00%	—	—
CCS	Forward estimation	Interest rate	(4)bps - 4bps	0.42	bps	(0.06)	0.07
CDS	Discounted Cash flows	Credit Spread	14.9bps - 42.1bps	21.99	bps	(0.05)	0.02
EQ Options	EQ option pricing model	Volatility	0% - 90%		61.30%	(0.23)	0.48
EQ Options	Local volatility	Volatility	10% - 90%		50.00%	(1.05)	1.05
FRAs	Asset Swap model	Interest rate	0% - 6%		2.71%	(1.16)	0.95
Fx Swap	Others	Others	n.a.		n.a	(1.37)	1.37
Inflation Derivatives	Asset Swap model	Inflation Swap Rate	0% - 10%		3.41%	(0.21)	0.11
Inflation Derivatives	Volatility option model	Volatility	0% - 40%		17.37%	(0.14)	0.11
IR Options	IR option pricing model	Volatility	0% - 60%		35.82%	(0.30)	0.44
IRS	Asset Swap model	Interest rate	0% - 15.00%		9.20%	(0.05)	0.08
IRS	Discounted Cash Flows	Credit spread	1.25% - 6.29%		3.89%	(2.25)	2.47
IRS	Discounted Cash Flows	Swap rate	8.6% - 9.1%		8.84%	(0.02)	0.03
IRS	Forward estimation	Interest rate	(6)bps - 6.1bps	0.13	bps	(0.04)	0.04
IRS	Others	Others	5% - n.a.		n.a	(11.58)	—
IRS	Prepayment modelling	Prepayment rate	2.5% - 6.2%		4.17%	(0.06)	0.05
Others	Forward estimation	Price	0% - 2%		0.62%	(0.53)	0.24
Property derivatives	Option pricing model	Growth rate	(5)% - 5%		0.00%	(5.75)	5.75
Financial assets designated at fair value through profit or loss
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spreads	0.1% - 2%		1.05%	(0.18)	0.18
Mortgage portfolio	Black Scholes model	Growth rate	(5)%- 5%		0.00%	(0.79)	0.79
Debt securities
Other debt securities	Others	Inflation Swap Rate	0% - 10%		4.74%	(4.25)	3.83

2022
Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range		Weighted average	Impacts (EUR million)
(Level 3)						Unfavourable scenario	Favourable scenario
Non-trading financial assets mandatorily at fair value through profit or loss
Debt securities
Corporate debt	Discounted Cash Flows	Margin of a reference portfolio	(1)bp - 1bp	0.01	bps	(0.33)	0.33
Property securities	Probability weighting	Growth rate	(5)% - 5%		0.00%	(0.68)	0.68
Equity instruments
Equities	Price Based	Price	90% - 110%		100.00%	(126.87)	126.87
Financial assets at fair value through other comprehensive income
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spread	n.a.		n.a	(24.1)	—
Loans	Discounted Cash Flows	Interest rate curve	0.8% - 1.0%		0.88%	(0.08)	0.08
Loans	Discounted Cash Flows	Margin of a reference portfolio	(1)bp - 1bp		0bp	(17.51)	17.51
Loans	Forward estimation	Credit spread	2.56% - 3.4%		2.56%	(0.49)	—
Debt securities
Government debt	Discounted Cash Flows	Interest rate	(0.4)% - 1.6%		0.63%	(0.01)	0.01
Equity instruments
Equities	Price Based	Price	90% - 110%		100.00%	(70.04)	70.04
Financial liabilities held for trading
Derivatives
Cap&Floor	Volatility option model	Volatility	10% - 90%		40.73%	(0.29)	0.18
Financial liabilities designated at fair value through profit or loss
Loans and advances to customers
Repos/Reverse repos	Others	Long-term repo spread	n.a.		n.a.	(0.13)	—

2021
Portfolio/Instrument						Impacts (EUR million)
(Level 3)	Valuation technique	Main unobservable inputs	Range		Weighted average	Unfavourable scenario	Favourable scenario
Financial assets held for trading
Derivatives
Cap&Floor	Volatility option model	Volatility	10% - 90%		36.30%	(0.50)	0.43
CCS	Discounted Cash Flows	Interest rate	(0.7)% - 0.7%		0.73%	(0.11)	0.11
CCS	Forward estimation	Interest rate	4bps - (4)bps	(0.09)	bps	(0.03)	0.03
Convertibility curve - inputs: NDFs Offshore	Forward estimation	Price	0% - 2%		0.61%	(0.65)	0.28
EQ Options	EQ option pricing model	Volatility	0% - 90%		61.20%	(0.24)	0.52
EQ Options	Local volatility	Volatility	10% - 90%		40.00%	(6.82)	6.82
FRAs	Asset Swap model	Interest rate	0% - 4%		1.78%	(0.91)	0.73
FX Options	FX option pricing model	Volatility	0% - 50%		32.14%	(0.28)	0.50
Inflation Derivatives	Asset Swap model	Inflation Swap Rate	(50)% - 50%		50.00%	(0.56)	0.28
Inflation Derivatives	Volatility option model	Volatility	0% - 40%		13.29%	(0.47)	0.24
IR Futures	Asset Swap model	Interest rate	0% - 15%		5.91%	(1.09)	0.71
IR Options	IR option pricing model	Volatility	0% - 60%		36.28%	(0.20)	0.31
IRS	Asset Swap model	Interest rate	(6)% - 12.80%		10.36%	(0.07)	0.13
IRS	Discounted Cash Flows	Credit spread	1.03% - 3.75%		2.02%	(7.21)	4.16
IRS	Discounted Cash Flows	Inflation Swap Rate	(0.8)% - 6.5%		1.81%	(0.04)	0.01
IRS	Discounted Cash Flows	Swap Rate	7.7% -8.2%		(2.87%)	(0.23)	0.10
IRS	Forward estimation	Interest rate	TIIE91 (8.98)bps -TIIE91 +11.12bps		n.a.	(0.27)	0.17
IRS	Forward estimation	Prepayment rate	6% - 12%		n.a.	—	—
IRS	Others	Others	0.05%		n.a.	(1.49)	—
IRS	Prepayment modelling	Prepayment rate	2.5% - 6.2%		0.44%	(0.09)	0.05
Property derivatives	Option pricing model	Growth rate	0% - 5%		2.5%	(2.62)	2.62
Swaptions	IR option pricing model	Volatility	0% - 40%		26.67%	(0.13)	0.27
Debt securities
Corporate debt	Price based	Market price	85% - 115%		100.00%	—	—
Financial assets designated at fair value through profit or loss
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spreads	0.1% - 1.4%		0.66%	(0.26)	0.26
Mortgage portfolio	Black Scholes model	Growth rate	0% - 5%		2.50%	(1.90)	1.90
Debt securities
Corporate debt	Discounted Cash Flows	Credit spread	0% - 20%		9.88%	(1.23)	1.20
Government debt	Discounted Cash Flows	Discount curve	0% - 10%		8.33%	(4.14)	20.69
Other debt securities	Others	Inflation Swap Rate	0% - 10%		4.74%	(5.47)	4.92
Non-trading financial assets mandatorily at fair value through profit or loss
Debt securities
Corporate debt	Discounted Cash Flows	Margin of a reference portfolio	(1)bp - 1bp	1	bp	(0.56)	0.60
Property securities	Probability weighting	Growth rate	0% - 5%		2.50%	(1.19)	1.19
Equity instruments
Equities	Price Based	Price	90% - 110%		10.00%	(123.10)	123.10

2021
Portfolio/Instrument	Impacts (EUR million)
(Level 3)	Valuation technique	Main unobservable inputs	Range	Weighted average	Unfavourable scenario	Favourable scenario
Financial assets at fair value through other comprehensive income
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spread	n.a.	n.a.	(19.84)	—
Loans	Discounted Cash Flows	Interest rate curve	(0.1)% - 0.1%	0.12%	(0.07)	0.07
Loans	Discounted Cash Flows	Margin of a reference portfolio	(1)bps - 1bps	1	bps	(13.12)	13.04
Loans	Forward estimation	Credit spread	0.77% - 2.42%	n.a.	—	—
Debt securities
Government debt	Discounted Cash Flows	Interest rate	0.6% - 0.8%	0.09%	(0.01)	0.01
Equity instruments
Equities	Price Based	Price	90% - 110%	10.00%	(82.13)	82.13
Financial liabilities held for trading
Derivatives
Cap&Floor	Volatility option model	Volatility	10% - 90%	36.30%	(0.50)	0.43
Financial liabilities designated at fair value through profit or loss
Loans and advances to customers
Repos/Reverse repos	Asset Swap Repo Model	Long-term repo spread	n.a	n.a.	(0.36)	—

2020
Portfolio/Instrument					Impacts (EUR million)
(Level 3)	Valuation technique	Main unobservable inputs	Range	Weighted average	Unfavourable scenario	Favourable scenario
Financial assets held for trading
Derivatives
Cap&Floor	Volatility option model	Volatility	10% - 90%	31.55%	(0.07)	0.05
CCS	Discounted Cash Flows	Interest rate	(0.30)% - 0.66%	0.66%	—	0.20
Convertibility curve - NDFs Offshore	Forward estimation	Price	0% - 2%	0.61%	(0.72)	0.31
EQ Options	EQ option pricing model	Volatility	7.86% - 93.67%	48.37%	(1.46)	1.81
FRAs	Asset Swap model	Interest rate	0% -5%	2.22%	(0.78)	0.63
FX Forward	Discounted Cash Flows	Swap Rate	(0.02)% - (0.30)%	0.11%	—	—
FX Options	FX option pricing model	Volatility	0% - 50%	32.14%	(0.39)	0.70
Inflation Derivatives	Asset Swap model	Inflation Swap Rate	(100)% - 50%	83.33%	(0.63)	0.31
Inflation Derivatives	Volatility option model	Volatility	0% - 50%	16.67%	(0.47)	0.23
IR Futures	Asset Swap model	Interest rate	0% - 15%	0.94%	(0.94)	0.06
IR Options	IR option pricing model	Volatility	0% - 100%	19.05%	(0.27)	0.06
IRS	Asset Swap model	Interest rate	(6)% - 12.50%	10%	(0.08)	0.13
IRS	Discounted Cash Flows	Swap Rate	5.90% - 6.31%	2.26%	(0.01)	0.02
IRS	Discounted Cash Flows	Credit spread	0.79% - 2.02%	1.18%	(2.81)	1.29
IRS	Prepayment modelling	Prepayment rate	2.47%-6.22%	0.06%	(0.12)	0.05
Property derivatives	Option pricing model	HPI Forward growth rate and HPI Spot rate	0%-5%	2.50%	(17.82)	17.82
Swaptions	IR option pricing model	Volatility	0%-50%	33.33%	(0.16)	0.31
Financial assets designated at fair value through profit or loss
Loans and advances to customers
Repos / Reverse repos	Asset Swap Repo Model	Long-term repo spread	n/a	n/a	(0.18)	0.23
Mortgage portfolio	Black Scholes model	HPI Forward growth rate	0% - 5%	2.50%	(2.23)	2.23
Other loans	Present value method	Credit spreads	0.07% - 1.55%	0.74%	(0.35)	0.35
Debt securities
Government debt	Discounted Cash Flows	Interest rate	0% - 10%	8.33%	(0.78)	3.91
Other debt securities	Price based	Market Price	90% - 110%	10%	(0.15)	0.15
Property securities	Probability weighting	HPI Forward growth rate and HPI Spot rate	0% - 5%	2.50%	(7.24)	7.24
Non-trading financial assets mandatorily at fair value through profit or loss
Equity instruments
Equities	Price Based	Price	90% - 110%	10%	(50.47)	50.47
Financial assets at fair value through other comprehensive income
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spread	n/a	n/a	(6.72)	—
Loans	Discounted Cash Flows	Interest rate curve	(0.15)% - 0.15%	0.15%	(0.09)	0.09
Other loans	Present value method	Credit spreads	0.15% - 0.53%	0.19%	(0.04)	0.04
Debt securities
Government debt	Discounted Cash Flows	Interest rate	1.1% - 1.3%	0.10%	—	—
Equity instruments
Equities	Price Based	Price	90% - 110%	10%	(122.14)	122.14
Financial liabilities held for trading
Derivatives
Cap&Floor	Volatility option model	Volatility	10% - 90%	34.61%	(0.02)	0.01
EQ Options	Option pricing model	HPI Forward growth rate and HPI Spot rate	0% - 5%	2.50%	(6.35)	6.35

Schedule of changes in fair value of financial assets and liabilities calculated using internal models
Lastly, the changes in the financial instruments classified as Level 3 in 2022, 2021 and 2020 were as follows:

	01/01/2022	Changes						31/12/2022
EUR million	Fair value calculated using internal models (Level 3)	Purchases/ Issuances	Sales/Settlements	Changes in fair value recognised in profit or loss	Changes in fair value recognised in equity	Level reclassifications	Other	Fair value calculated using internal models (level 3)
Financial assets held for trading	537	91	(99)	(116)	—	(15)	(15)	383
Debt securities	22	2	(2)	15	—	2	3	42
Equity instruments	2	—	—	—	—	(1)	—	1
Trading derivatives	513	89	(97)	(131)	—	(16)	(18)	340
Swaps	224	1	(47)	(20)	—	4	(23)	139
Exchange rate options	12	—	(9)	2	—	—	(1)	4
Interest rate options	182	—	—	(142)	—	(1)	—	39
Index and securities options	41	27	(28)	29	—	(26)	5	48
Other	54	61	(13)	—	—	7	1	110
Financial assets at fair value through profit or loss	418	—	(9)	(31)	—	—	49	427
Credit entities	—	—	—	—	—	—	—	—
Loans and advances to customers	18	—	(9)	(5)	—	—	1	5
Debt securities	400	—	—	(26)	—	—	48	422
Non-trading financial assets mandatorily at fair value through profit or loss	1,865	521	(579)	98	—	(22)	(50)	1,833
Customers	268	276	(280)	(25)	—	—	—	239
Debt instruments	366	51	(33)	(31)	—	(27)	(1)	325
Equity instruments	1,231	194	(266)	154	—	5	(49)	1,269
Financial assets at fair value through other comprehensive income	4,847	8,564	(8,029)	—	(172)	417	20	5,647
Loans and advances	3,880	8,471	(7,988)	—	1	349	5	4,718
Debt securities	146	91	(23)	—	—	—	15	229
Equity instruments	821	2	(18)	—	(173)	68	—	700
TOTAL ASSETS	7,667	9,176	(8,716)	(49)	(172)	380	4	8,290
Financial liabilities held for trading	160	328	(97)	35	—	(2)	(9)	415
Trading derivatives	160	328	(97)	35	—	(2)	(9)	415
Swaps	44	32	(16)	189	—	9	(23)	235
Exchange rate options	7	6	(14)	1	—	—	—	—
Interest rate options	26	56	(44)	(19)	—	—	—	19
Index and securities options	67	23	(19)	(32)	—	(11)	14	42
Securities and interest rate futures	—	—	—	—	—	—	—	—
Others	16	211	(4)	(104)	—	—	—	119
Hedging derivatives (Liabilities)	—	—	—	14	—	—	—	14
Swaps	—	—	—	14	—	—	—	14
Financial liabilities designated at fair value through profit or loss	469	—	(3)	(8)	—	—	38	496
TOTAL LIABILITIES	629	328	(100)	41	—	(2)	29	925

	01/01/2021	Changes						31/12/2021
EUR million	Fair value calculated using internal models (level 3)	Purchases /Issuances	Sales/Settlements	Changes in fair value recognized in profit or loss	Changes in fair value recognized in equity	Level reclassifications	Other	Fair value calculated using internal models (level 3)
Financial assets held for trading	740	136	(124)	(181)	—	(15)	(19)	537
Debt securities	7	20	(2)	(2)	—	—	(1)	22
Equity instruments	3	—	(1)	—	—	—	—	2
Trading derivatives	730	116	(121)	(179)	—	(15)	(18)	513
Swaps	272	5	(33)	(35)	—	33	(18)	224
Exchange rate options	22	14	(27)	3	—	—	—	12
Interest rate options	241	7	(39)	(27)	—	—	—	182
Index and securities options	94	18	(12)	(51)	—	(8)	—	41
Other	101	72	(10)	(69)	—	(40)	—	54
Financial assets at fair value through profit or loss	649	59	(120)	(11)	—	(163)	4	418
Credit entities	163	—	—	—	—	(163)	—	—
Loans and advances to customers	19	—	(2)	—	—	—	1	18
Debt securities	467	59	(118)	(11)	—	—	3	400
Non-trading financial assets mandatorily at fair value through profit or loss	934	534	(251)	127	—	485	36	1,865
Customers	295	122	(149)	—	—	(3)	3	268
Debt securities	134	206	(28)	28	—	17	9	366
Equity instruments	505	206	(74)	99	—	471	24	1,231
Financial assets at fair value through other comprehensive income	6,220	5,681	(6,588)	—	(228)	(241)	3	4,847
Loans and advances	4,791	5,597	(6,298)	—	(37)	(173)	—	3,880
Debt securities	206	75	(25)	—	(43)	(68)	1	146
Equity instruments	1,223	9	(265)	—	(148)	—	2	821
TOTAL ASSETS	8,543	6,410	(7,083)	(65)	(228)	66	24	7,667
Financial liabilities held for trading	295	85	(42)	(138)	—	(21)	(19)	160
Trading derivatives	295	85	(42)	(138)	—	(21)	(19)	160
Swaps	81	4	(10)	(36)	—	3	2	44
Exchange rate options	1	2	—	4	—	—	—	7
Interest rate options	49	26	(19)	(8)	—	—	(22)	26
Index and securities options	97	23	(5)	(27)	—	(22)	1	67
Securities and interest rate futures	2	—	(2)	—	—	—	—	—
Others	65	30	(6)	(71)	—	(2)	—	16
Financial liabilities designated at fair value through profit or loss	610	143	0	0	—	(289)	5	469
TOTAL LIABILITIES	905	228	(42)	(138)	—	(310)	(14)	629

	01/01/2020	Changes						31/12/2020
EUR million	Fair value calculated using internal models (level 3)	Purchases/ Issuances	Sales/Settlements	Changes in fair value recognised in profit or loss	Changes in fair value recognised in equity	Level reclassifications	Other	Fair value calculated using internal models (level 3)
Financial assets held for trading	598	52	(98)	330	—	(45)	(97)	740
Debt securities	65	7	(27)	1	—	—	(39)	7
Equity instruments	—	3	—	—	—	—	—	3
Trading derivatives	533	42	(71)	329	—	(45)	(58)	730
Swaps	182	—	(8)	116	—	(8)	(10)	272
Exchange rate options	8	—	—	15	—	—	(1)	22
Interest rate options	177	15	(12)	61	—	—	—	241
Index and securities options	95	25	(43)	85	—	(38)	(30)	94
Other	71	2	(8)	52	—	1	(17)	101
Financial assets at fair value through profit or loss	664	280	(45)	17	—	(91)	(176)	649
Credit entities	50	164	—	(1)	—	(50)	—	163
Loans and advances to customers	32	—	(15)	3	—	—	(1)	19
Debt securities	582	116	(30)	15	—	(41)	(175)	467
Non-trading financial assets mandatorily at fair value through profit or loss	1,601	120	(292)	(36)	—	(119)	(340)	934
Loans and advances to customers	376	104	(136)	12	—	(30)	(31)	295
Debt securities	675	—	(144)	(63)	—	2	(336)	134
Equity instruments	550	16	(12)	15	—	(91)	27	505
Financial assets at fair value through other comprehensive income	3,788	8,795	(7,616)	—	(390)	571	1,072	6,220
TOTAL ASSETS	6,651	9,247	(8,051)	311	(390)	316	459	8,543
Financial liabilities held for trading	290	40	(14)	130	—	(96)	(55)	295
Trading derivatives	290	40	(14)	130	—	(96)	(55)	295
Swaps	115	8	—	(7)	—	(26)	(9)	81
Exchange rate options	1	—	—	2	—	—	(2)	1
Interest rate options	34	11	(2)	6	—	—	—	49
Index and securities options	88	21	(8)	95	—	(70)	(29)	97
Securities and interest rate futures	2	—	—	—	—	—	—	2
Others	50	—	(4)	34	—	—	(15)	65
Financial liabilities designated at fair value through profit or loss	784	4	(3)	(12)	—	(32)	(131)	610
TOTAL LIABILITIES	1,074	44	(17)	118	—	(128)	(186)	905

Schedule of offsetting of financial instruments
Following is the detail of financial assets and liabilities that were offset in the consolidated balance sheets as of 31 December 2022, 2021 and 2020:

	31 December 2022
	EUR million
Assets	Gross amount of financial assets	Gross amount of financial assets offset in the balance sheet	Net amount of financial assets presented in the balance sheet
Derivatives	176,814	(101,743)	75,071
Reverse repurchase agreements	127,561	(48,949)	78,612
Total	304,375	(150,692)	153,683

	31 December 2021
	EUR million
Assets	Gross amount of financial assets	Gross amount of financial assets offset in the balance sheet	Net amount of financial assets presented in the balance sheet
Derivatives	101,486	(42,432)	59,054
Reverse repurchase agreements	72,023	(13,916)	58,107
Total	173,509	(56,348)	117,161

	31 December 2020
	EUR million
Assets	Gross amount of financial assets	Gross amount of financial assets offset in the balance sheet	Net amount of financial assets presented in the balance sheet
Derivatives	136,437	(60,975)	75,462
Reverse repurchase agreements	82,865	(16,078)	66,787
Total	219,302	(77,053)	142,249

	31 December 2022
	EUR million
Liabilities	Gross amount of financial liabilities	Gross amount of financial liabilities offset in the balance sheet	Net amount of financial liabilities presented in the balance sheet
Derivatives	175,862	(101,743)	74,119
Reverse repurchase agreements	148,715	(48,949)	99,766
Total	324,577	(150,692)	173,885

	31 December 2021
	EUR million
Liabilities	Gross amount of financial liabilities	Gross amount of financial liabilities offset in the balance sheet	Net amount of financial liabilities presented in the balance sheet
Derivatives	101,462	(42,432)	59,029
Reverse repurchase agreements	73,424	(13,916)	59,508
Total	174,886	(56,348)	118,537

	31 December 2020
	EUR million
Liabilities	Gross amount of financial liabilities	Gross amount of financial liabilities offset in the balance sheet	Net amount of financial liabilities presented in the balance sheet
Derivatives	132,313	(60,975)	71,338
Reverse repurchase agreements	77,925	(16,078)	61,847
Total	210,238	(77,053)	133,185

Summary of criteria used to determine if a financial instrument has increased credit risk
In order to determine whether a financial instrument has increased its credit risk since initial recognition and is to be classified in stage 2, the Group considers the following criteria:

Quantitative criteria	Changes in the risk of a default occurring through the expected life of the financial instrument are analysed and quantified with respect to its credit level in its initial recognition.

With the purpose of determining if such changes are considered as significant, with the consequent classification into stage 2, each Group unit has defined the quantitative thresholds to consider in each of its portfolios taking into account corporate guidelines ensuring a consistent interpretation in all units.

Within the quantitative thresholds, two types are considered: A relative threshold is those that compare current credit quality with credit quality at the time of origination in percentage terms of change. In addition, an absolute threshold compares both references in total terms, calculating the difference between the two. These absolute/relative concepts are used homogeneously (with different values) in all geographies. The use of one type of threshold or another (or both) is determined in accordance with the process described in note 53, below, and is marked by the type of portfolio and characteristics such as the starting point of the average credit quality of the portfolio.
Qualitative criteria
In addition to the quantitative criteria indicated, various indicators are used that are aligned with those used by the Group in the normal management of credit risk. Irregular positions of more than 30 days and renewals are common criteria in all Group units. In addition, each unit can define other qualitative indicators, for each of its portfolios, according to the particularities and normal management practices in line with the policies currently in force (i.e. use of management alerts, etc.).
The use of these qualitative criteria is complemented with the use of an expert judgement, under the corresponding governance.

Schedule of depreciation rates of tangible assets
The annual tangible asset depreciation charge is recognised in the consolidated income statement and are essentially equivalent to the following amortization percentages (determined based on the years of estimated useful life, on average, of the different elements):

Average annual rate
Buildings for own use	2.7%
Furniture	8.4%
Fixtures	8.4%
Office and IT equipment	23.6%
Lease use rights	Less than the lease term or the useful life of the underlying asset